Debt With Related Parties - Disclosure of Related Parties (Details) $ in Thousands		Sep. 30, 2024 MXN ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Oct. 23, 2023 USD ($)	Jun. 30, 2020 USD ($)	Aug. 09, 2017 USD ($)	Nov. 30, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Senior notes		$ 0			$ 449,716
Related parties
Disclosure of transactions between related parties [line items]
Senior notes	[1]		$ 100,397,329,000
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes		0			4,178,912
Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		0	94,747,329,000	[1]	4,158,458
2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes		0			213,387
2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		0	5,000,000,000	[1]	179,245
2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes		0			17,867
2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		0	$ 650,000,000	[1]	2,749
BBB Foods Inc. shareholders | Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes						$ 4,100,000			$ 94,747,329
BBB Foods Inc. shareholders | Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		0			1,122,056
BBB Foods Inc. shareholders | 2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes								$ 5,000,000
BBB Foods Inc. shareholders | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		0			59,748
BBB Foods Inc. shareholders | 2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes							$ 650,000
BBB Foods Inc. shareholders | 2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		0			2,749
Investment fund related to QSBBB | Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		0			3,035,234
Key management personnel | Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		0			1,168
Key management personnel | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		0			104,559
Close family member of key management | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		0			10,670
Other related parties | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes		$ 0			$ 4,268

[1]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.